Provisions for expected credit losses/impairment charges - Impact of COVID-19 (Details) $ in Millions	12 Months Ended
	Sep. 30, 2020 AUD ($) item	Sep. 30, 2019 AUD ($) item
Provisions for expected credit losses
Modelled provision for ECL	$ 5,480	$ 3,801
Overlays	652	112
Total net remeasurement of the provision for ECL	6,132	$ 3,913
COVID-19 overlay	$ 577
Small business retail and transaction managed customers
Provisions for expected credit losses
Number of customers with COVID-19 relief packages | item	10,000,000
Retail lending
Provisions for expected credit losses
Amount of risk exposure	$ 7,500
High risk industries | Business lending
Provisions for expected credit losses
Amount of risk exposure	$ 2,400
Upside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	5.00%	10.00%
Base case scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	55.00%	62.50%
Base case scenario | Calendar year 2021
Provisions for expected credit losses
Percentage of Annual GDP growth	2.50%
Percentage of price contraction forecasted for commercial property index	(19.30%)
Percentage of price contraction forecasted for residential property prices	(0.40%)
Cash rate, basis points | item	10
Base case scenario | Over the next 12 months
Provisions for expected credit losses
Percentage of Annual GDP growth		2.50%
Reduction in the rate of growth for commercial property index		(1.10%)
Percentage of growth in residential property prices		1.00%
Reduction in basis points, cash rate | item		(50)
Base case scenario | Australia | Over the next 12 months
Provisions for expected credit losses
Unemployment rate		5.60%
Base case scenario | Australia | February 2021
Provisions for expected credit losses
Unemployment rate	7.90%
Base case scenario | Australia | December 2021
Provisions for expected credit losses
Unemployment rate	7.50%
Base case scenario | New Zealand | Over the next 12 months
Provisions for expected credit losses
Reduction in basis points, unemployment rate | item		(50)
Base case scenario | New Zealand | December 2020
Provisions for expected credit losses
Unemployment rate	7.00%
Base case scenario | New Zealand | December 2021
Provisions for expected credit losses
Unemployment rate	6.40%
Downside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	40.00%	27.50%
Stage 2 provisions | Retail lending
Provisions for expected credit losses
COVID-19 overlay	$ 354
Stage 2 provisions | High risk industries
Provisions for expected credit losses
COVID-19 overlay	223
Provision for ECL | Reported probability-weighted ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	6,132	$ 3,913
Provision for ECL | 100% base case ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	4,750	2,748
Provision for ECL | 100% downside ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	8,315	7,065
Parent Entity
Provisions for expected credit losses
Modelled provision for ECL	4,659	3,266
Overlays	513	112
Total net remeasurement of the provision for ECL	5,172	$ 3,378
Parent Entity | Retail lending
Provisions for expected credit losses
Amount of risk exposure	5,700
Parent Entity | High risk industries | Business lending
Provisions for expected credit losses
Amount of risk exposure	$ 1,300
Parent Entity | Upside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	5.00%	10.00%
Parent Entity | Base case scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	55.00%	62.50%
Parent Entity | Downside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	40.00%	27.50%
Parent Entity | Stage 2 provisions | Retail lending
Provisions for expected credit losses
COVID-19 overlay	$ 298
Parent Entity | Stage 2 provisions | High risk industries
Provisions for expected credit losses
COVID-19 overlay	140
Parent Entity | Provision for ECL | Reported probability-weighted ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	5,172	$ 3,378
Parent Entity | Provision for ECL | 100% base case ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	4,051	2,387
Parent Entity | Provision for ECL | 100% downside ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	$ 6,956	$ 6,067